Label	Element	Value
Monetta Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Monetta Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Monetta Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Monetta Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Monetta Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Monetta Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Monetta Fund’s performance. During the most recent fiscal year, the portfolio turnover rate of the Monetta Fund was 120.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	120.20%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Monetta Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Monetta Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Monetta Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Monetta Fund invests (at the time of investment) at least 65% of its net assets, under normal market conditions, in common stocks of companies of all market capitalization ranges, although Monetta Financial Services, Inc. (the “Adviser”) expects that the Fund will primarily invest in common stocks of large-cap companies (those with market capitalizations of at least $10 billion measured at the time of investment). The Fund may invest in more volatile sectors, which could result in a disproportionate return or loss compared to the S&P 500® Index, the Fund’s benchmark. As measured at the time of investment, the Fund may invest up to 5% of its net assets in exchange-traded funds (“ETFs”) and up to 10% of its net assets in foreign stocks, which is accomplished primarily through American Depositary Receipts (“ADRs”).

The Adviser employs a bottom-up, multi-faceted investment approach, which combines fundamental, technical, and macro-economic factors in its stock selection process. A stock’s relative volatility, versus that of its industry sector and the overall market, aids the Adviser in determining individual stocks’ buy and sell points.

The Adviser’s investment decisions for the Monetta Fund’s growth style of investing are based on the Adviser’s review of a company’s financial statements and other factors, including competitive landscape and recent product announcements. The Adviser also reviews quarterly earnings reports with an emphasis on management guidance. The Adviser generally seeks to invest in companies with positive long-term earnings growth expectations and that the Adviser believes have favorable short-term technical and/or market factors, including price and volume trends, relative strength, and institutional interest. The Adviser seeks to invest in quality companies that have demonstrated a proven track record of earnings growth. The Adviser also emphasizes price direction, volume, and relative strength, which it believes to be harbingers of pending fundamental changes that could lead to more/less institutional ownership.

Depending on market conditions and the foregoing considerations, the Adviser may at times be very active in turning over the Fund’s portfolio. The Adviser’s investment decisions for the Fund’s growth style of investing are based on the Adviser’s determination that a company’s revenue and earnings growth have the potential to exceed market expectations and that the security is at an attractive entry point.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Although every effort is made to achieve the Monetta Fund’s objective of long-term capital growth, the Adviser cannot guarantee that the objective will be attained. You could lose all or a portion of your investment in the Fund as a result of a steep, sudden and/or prolonged market decline. The principal risks include:

•	The Adviser’s investment strategy does not achieve the Monetta Fund’s objective;
•	The stock market declines or stocks in the Monetta Fund’s portfolio may not increase at the rate anticipated;
•	Growth-oriented funds may under-perform when growth stocks are out of favor;
•	The Fund may experience periods of high portfolio turnover;
•	The Fund may make short-term investments, without limitation, for defensive purposes, which investments may provide lower returns than other types of investments;

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose all or a portion of your investment in the Fund as a result of a steep, sudden and/or prolonged market decline.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show some indication of the risks of investing in the Monetta Fund. The bar chart shows the changes in the Fund’s performance from year to year. Also shown are the Monetta Fund’s highest and lowest quarterly returns. The table below shows the Fund’s average annual total returns for certain time periods compared to the returns of the S&P 500® Index, a broad-based securities index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Monetta Fund will perform in the future. Updated performance information is available on the Fund’s website at www.monetta.com or by calling 1‑800-MONETTA.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show some indication of the risks of investing in the Monetta Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑800-MONETTA
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.monetta.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Monetta Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	MONETTA FUND (MONTX) Calendar Year Total Returns (before taxes)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return	30.39% (Quarter ended June 30, 2009)	Lowest Quarterly Return	-25.45% (Quarter ended December 31, 2008)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.45%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation, and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-exempt, tax-advantaged, or tax-deferred arrangements, such as 401(k) plans, 529 plans, or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation, and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-exempt, tax-advantaged, or tax-deferred arrangements, such as 401(k) plans, 529 plans, or individual retirement accounts (“IRAs”). Holdings in such accounts may be subject to taxes at a later date.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2016)
Monetta Fund | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.95%
Monetta Fund | Monetta Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	797
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,746
Annual Return 2007	rr_AnnualReturn2007	27.77%
Annual Return 2008	rr_AnnualReturn2008	(47.54%)
Annual Return 2009	rr_AnnualReturn2009	48.73%
Annual Return 2010	rr_AnnualReturn2010	23.42%
Annual Return 2011	rr_AnnualReturn2011	(13.75%)
Annual Return 2012	rr_AnnualReturn2012	10.47%
Annual Return 2013	rr_AnnualReturn2013	34.89%
Annual Return 2014	rr_AnnualReturn2014	7.15%
Annual Return 2015	rr_AnnualReturn2015	3.19%
Annual Return 2016	rr_AnnualReturn2016	6.98%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.00%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.46%
Monetta Fund | Monetta Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.56%
Monetta Fund | Monetta Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.36%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.11%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.